FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: File No. 811-6257

Putnam Intermediate U.S. Government Income Fund
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  (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam Intermediate U.S. Government Income Fund
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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  (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 11/30

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record

   The fund did not vote proxies relating to portfolio securities during the period covered by the report.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Intermediate U.S. Government Income Fund
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       (Registrant)

By:          /s/ Charles E. Porter*, Executive Vice President,
             Associate Treasurer and Principal Executive Officer
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       (Signature & Title)


Date: August 23, 2004
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               * By Jonathan S. Horwitz,
                 pursuant to a Power-of-Attorney